Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - CAD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Reserve [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 87,947	$ 591	$ 7,749	$ (29,343)	$ 66,944
Balance, shares at Dec. 31, 2018	78,792,860
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(560)	(560)
Expired warrants
Forfeited/expired options
Share-based payments
Balance at Mar. 31, 2019	$ 87,947	591	7,749	(29,903)	66,384
Balance, shares at Mar. 31, 2019	78,792,860
Balance at Dec. 31, 2019	$ 89,006	591	4,175	(54,341)	39,431
Balance, shares at Dec. 31, 2019	88,690,791
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(1,198)	(1,198)
Expired warrants
Forfeited/expired options			(200)	200
Share-based payments			884		884
Value allocated to warrants
Balance at Mar. 31, 2020	$ 89,006	$ 591	$ 4,859	$ (55,339)	$ 39,117
Balance, shares at Mar. 31, 2020	88,690,791